Consolidated cash flow statement - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017		Mar. 31, 2018
Adjustments to reconcile profit (loss) [abstract]
Operating profit from continuing operations		£ 1,017	£ 1,274	[1],[2]
Exceptional items and remeasurements		185	(15)	[2]
Depreciation and amortisation		791	762	[2]
Share-based payment charge		16	23	[2]
Changes in working capital		190	153	[2]
Changes in provisions		(10)	(51)	[2]
Changes in pensions and other post-retirement benefit obligations		(128)	(124)	[2]
Cash flows relating to exceptional items		(120)	0	[2]
Cash generated from continuing operations		1,941	2,022	[2]
Tax (paid)/received		(6)	46	[2]
Net cash flow from operating activities – continuing operations		1,935	2,068	[2]
Net cash flow (used in)/from operating activities – discontinued operations	[2],[3]	(47)	(126)
Cash flows from investing activities [abstract]
Acquisition of investments3	[4]	(19)	(1)	[2]
Investments in joint ventures and associates		(84)	(77)	[2]
Loans to joint ventures and associates		(11)	(38)	[2]
Purchases of intangible assets		(140)	(73)	[2]
Purchases of property, plant and equipment		(1,765)	(1,768)	[2]
Disposals of property, plant and equipment		10	2	[2]
Dividends received from joint ventures and associates		33	29	[2]
Interest received		31	20	[2]
Net movements in short-term financial investments		1,157	6,130	[2]
Net cash flow (used in)/from investing activities – continuing operations		(788)	4,224	[2]
Cash flows from (used in) investing activities, discontinued operations	[5]	78	15	[2]
Cash flows from financing activities [abstract]
Purchase of own shares		(2)	(5)	[2]
Proceeds from issue of treasury shares		16	28	[2]
Purchase of treasury shares		0	(413)	[2]
Proceeds received from loans		1,116	1,091	[2]
Repayments of loans		(1,575)	(1,471)	[2]
Net movements in short-term borrowings and derivatives		208	(1,717)	[2]
Interest paid		(433)	(421)	[2]
Dividends paid to shareholders		(710)	(4,141)	[2]
Net cash flow used in financing activities – continuing operations		(1,380)	(7,049)	[2]
Net cash flow (used in)/from financing activities – discontinued operations	[3],[6]	0	(231)	[2]
Net decrease in cash and cash equivalents		(202)	(1,099)	[2]
Exchange movements		3	(1)	[2]
Net cash and cash equivalents at start of period		329	1,139	[2]	£ 1,139 [2]
Net cash and cash equivalents at end of period		£ 130	£ 39	[2]	£ 329

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[3]	Cash flows used in discontinued operating activities in both 2018 and 2017 related to the disposal of the UK Gas Distribution business.
[4]	Acquisition of investments includes Technology and Innovation investments.
[5]	Cash flows from discontinued investing activities relates to the receipt of £66m (2017: £nil) of dividends and £12m (2017: £15m) of interest on the shareholder loan from our investment in Quadgas HoldCo Limited (see note 6).
[6]	Cash flows used in discontinued financing activities in 2017 related to the liability management programme related to the UK Gas Distribution business.